Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Intangible assets	€ 14,941	€ 14,966
Property, plant and equipment including right-of-use assets	13,092	14,767
Financial assets	135	140
Equity method investments	1,448
Deferred tax assets	2,684	2,543
Non-current assets	32,300	32,416
Inventories	15,734	16,353
Trade receivables and other receivables	38,221	47,032
Other current assets	3,054	5,073
Cash and cash equivalents	3,791	5,710
Current assets	60,800	74,166
Total assets	93,100	106,582
EQUITY AND LIABILITIES
Subscribed capital	431	23,004
Capital reserves	114,448	47,603
Other reserves	(175,991)	(95,805)
Equity attributable to owners of SCHMID	(61,112)	(25,199)
Non-controlling interest	668	7,358
Equity	(60,444)	(17,841)
Non-current financial liabilities	37,000	22,190
Provisions for pensions	978	894
Non-current provisions	345	237
Deferred tax liabilities	1,518	4,388
Non-current lease liability	8,233	9,371
Warrant liability	5,053
Non-current liabilities	53,127	37,081
Current financial liabilities	40,433	26,053
Current contract liabilities	11,284	17,931
Trade payables and other liabilities	28,179	25,899
Other current liabilities	17,513	13,113
Current lease liability	1,461	1,515
Current provisions	184	973
Income tax liabilities	1,364	1,858
Current liabilities	100,417	87,343
Total equity and liabilities	€ 93,100	€ 106,582